Acquisitions (Pro-Forma Impact Of The Acquisitions) (Details) (Seadrift [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Seadrift [Member]
Business Acquisition [Line Items]
Equity Method Investment, Summarized Financial Information, Revenue	$ 1,228,935	$ 802,770
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ 141,909	$ 58,158